Schedule of income tax expense reconciliation (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes		$ 1,296,989	$ 1,239,650	$ 391,826
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 214,003	$ 204,542	$ 64,651
Reconciling items:
Tax effect of income that is not taxable	[1]	(10)	(4)	(2,035)
Tax effect of expense that is not deductible		78,025	68	68
Effect of two-tier tax rate		(21,154)	(21,154)	(21,154)
Statutory tax deduction (tax holiday)	[2]	(192)	(385)	(769)
Total		$ 270,671	$ 183,067	$ 40,761

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD1,500 (2024: HKD3,000) for each business.